Impairment of Investments and Assets - Summary of Impairment of Investments and Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures of impairment of investments and assets [line items]
Investments	$ 0.0	$ 0.0	$ (113.6)
Property, plant and equipment	(3.5)	(156.4)	(391.4)
Impairment of investments and assets	(3.5)	(156.4)	(505.0)
Total equity accounted investees	12.6	548.6
Far Southeast Gold Resources Incorporated ("FSE")
Disclosures of impairment of investments and assets [line items]
Total equity accounted investees			0.0
Peru cash-generating unit
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	(156.2)	$ (63.1)
Discount rate applied to cash flow projections			8.10%	4.80%
Recoverable amount of asset or cash-generating unit		418.8	$ 477.1
Tarkwa cash-generating unit
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	0.0	$ (325.2)
Discount rate applied to cash flow projections			15.90%	8.30%
Recoverable amount of asset or cash-generating unit			$ 812.4
Impairment of property, plant and equipment - other
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(3.5)	(0.2)	(3.1)
Capitalised exploration costs
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	(0.1)	0.0
Redundant assets in Peru
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(3.5)	(0.1)	(2.5)
Redundant Assets In Chile
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	0.0	(0.6)
Far Southeast Gold Resources Incorporated (FSE)
Disclosures of impairment of investments and assets [line items]
Investments	0.0	$ 0.0	$ (113.6)
Consideration received	$ 1.0